SEGMENT REPORTING - Total assets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Assets [Abstract]
Total Assets	¥ 507,436,691	$ 79,767,858	¥ 566,516,660
Automation product and software [Member]
Assets [Abstract]
Total Assets	152,177,951	23,922,017	156,435,379
Equipment and accessories [Member]
Assets [Abstract]
Total Assets	152,413,317	23,959,016	160,299,200
Oilfield environmental protection [Member]
Assets [Abstract]
Total Assets	114,864,605	18,056,447	139,326,144
Platform outsourcing services
Assets [Abstract]
Total Assets	¥ 87,980,818	$ 13,830,378	¥ 110,455,937